Quarterly Holdings Report
for
Fidelity® Contrafund®
March 31, 2022
CON-NPRT1-0522
1.799873.118
Common Stocks - 96.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 16.3%
Entertainment - 1.7%
Activision Blizzard, Inc.	844,690	67,668
Netflix, Inc. (a)	4,079,187	1,528,023
The Walt Disney Co. (a)	2,293,025	314,511
Universal Music Group NV	6,116,895	163,723
Warner Music Group Corp. Class A	1,408,722	53,320
		2,127,245
Interactive Media & Services - 14.5%
Alphabet, Inc.:
Class A (a)	1,643,093	4,570,017
Class C (a)	1,521,098	4,248,412
Bumble, Inc. (a)(b)	2,424,666	70,267
CarGurus, Inc. Class A (a)	8,378	356
Meta Platforms, Inc. Class A (a)	41,728,146	9,278,671
Snap, Inc. Class A (a)	667,574	24,026
Zoominfo Technologies, Inc. (a)	1,443,563	86,238
		18,277,987
Media - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	2,975,180	207,787
TOTAL COMMUNICATION SERVICES		20,613,019
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.7%
General Motors Co. (a)	4,999,033	218,658
Harley-Davidson, Inc.	459,408	18,101
Hyundai Motor Co.	651,600	95,928
Rad Power Bikes, Inc. (a)(c)(d)	2,588,458	24,807
Rivian Automotive, Inc.	1,591,213	75,945
Tesla, Inc. (a)	75,362	81,210
Toyota Motor Corp.	17,560,938	316,764
XPeng, Inc. Class A	2,820,208	38,814
		870,227
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	2,404,187	412,943
Booking Holdings, Inc. (a)	5,730	13,457
Chipotle Mexican Grill, Inc. (a)	71,956	113,837
Hilton Worldwide Holdings, Inc. (a)	1,629,014	247,187
Marriott International, Inc. Class A (a)	360,060	63,281
		850,705
Household Durables - 0.0%
Lennar Corp. Class A	967,529	78,534
Internet & Direct Marketing Retail - 8.6%
Amazon.com, Inc. (a)	3,185,768	10,385,432
Cazoo Group Ltd. Class A (a)	7,223,061	19,936
Chewy, Inc. (a)	167,507	6,831
Coupang, Inc. Class A (a)(b)	10,653,243	188,349
Deliveroo PLC Class A (a)(e)	51,752,184	76,618
Doordash, Inc. (a)	817,053	95,750
eBay, Inc.	702,478	40,224
Wayfair LLC Class A (a)	68,892	7,632
Zomato Ltd. (a)(c)	36,025,900	35,144
		10,855,916
Leisure Products - 0.0%
Thule Group AB (e)	549,002	21,896
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	1,018,398	163,096
Dollarama, Inc.	402,472	22,825
Kohl's Corp.	520,600	31,475
		217,396
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.	3,540,235	139,485
Aurora Innovation, Inc. Class B	4,604,657	24,453
AutoZone, Inc. (a)	113,764	232,600
Dick's Sporting Goods, Inc.	1,861,654	186,203
Fanatics, Inc. Class A (c)(d)	2,461,391	166,981
National Vision Holdings, Inc. (a)	1,155,761	50,357
O'Reilly Automotive, Inc. (a)	423,249	289,909
The Home Depot, Inc.	3,452,603	1,033,468
TJX Companies, Inc.	1,416,860	85,833
Ulta Beauty, Inc. (a)	95,100	37,871
Williams-Sonoma, Inc.	1,296,773	188,032
		2,435,192
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A	1,081,783	6,502
Deckers Outdoor Corp. (a)	166,610	45,613
Dr. Martens Ltd.	14,012,791	43,958
lululemon athletica, Inc. (a)	93,764	34,245
NIKE, Inc. Class B	4,096,358	551,206
On Holding AG (b)	4,216,191	106,417
		787,941
TOTAL CONSUMER DISCRETIONARY		16,117,807
CONSUMER STAPLES - 2.9%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	1,151,326	68,836
Diageo PLC	1,520,772	77,141
Keurig Dr. Pepper, Inc.	311,275	11,797
PepsiCo, Inc.	1,480,226	247,760
The Coca-Cola Co.	4,739,718	293,863
		699,397
Food & Staples Retailing - 1.4%
Albertsons Companies, Inc.	376,901	12,532
Costco Wholesale Corp.	2,997,414	1,726,061
Kroger Co.	199,970	11,472
		1,750,065
Food Products - 0.0%
Nestle SA (Reg. S)	93,851	12,202
The Vita Coco Co., Inc. (b)	449,754	4,030
		16,232
Household Products - 0.1%
Procter & Gamble Co.	632,554	96,654
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	3,591,720	978,097
L'Oreal SA (a)	187,900	75,056
L'Oreal SA (a)	188,551	75,316
Olaplex Holdings, Inc.	1,222,575	19,109
		1,147,578
TOTAL CONSUMER STAPLES		3,709,926
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	343,600	12,510
Halliburton Co.	1,352,330	51,213
		63,723
Oil, Gas & Consumable Fuels - 1.8%
Canadian Natural Resources Ltd.	5,947,165	368,252
Cenovus Energy, Inc. (Canada)	749,912	12,501
Cheniere Energy, Inc.	1,050,671	145,676
Chevron Corp.	949,077	154,538
ConocoPhillips Co.	2,999,186	299,919
Continental Resources, Inc.	200,600	12,303
Devon Energy Corp.	2,586,388	152,933
Diamondback Energy, Inc.	1,075,233	147,393
EOG Resources, Inc.	1,911,859	227,951
Exxon Mobil Corp.	1,123,288	92,772
Hess Corp.	1,305,788	139,772
Occidental Petroleum Corp.	1,277,668	72,495
Phillips 66 Co.	168,407	14,549
Pioneer Natural Resources Co.	1,061,369	265,374
Reliance Industries Ltd.	2,819,739	97,332
Suncor Energy, Inc.	382,286	12,446
		2,216,206
TOTAL ENERGY		2,279,929
FINANCIALS - 15.2%
Banks - 3.2%
Bank of America Corp.	35,095,530	1,446,638
JPMorgan Chase & Co.	7,343,187	1,001,023
Kotak Mahindra Bank Ltd. (a)	776,966	17,808
Nu Holdings Ltd. (b)	2,728,534	21,064
Royal Bank of Canada	5,169,630	569,170
Starling Bank Ltd. Series D (a)(c)(d)	23,277,483	72,104
The Toronto-Dominion Bank	6,540,657	518,952
Wells Fargo & Co.	8,022,317	388,761
		4,035,520
Capital Markets - 1.8%
BlackRock, Inc. Class A	272,606	208,317
Brookfield Asset Management, Inc. (Canada) Class A	1,828,128	103,357
Charles Schwab Corp.	5,118,500	431,541
CME Group, Inc.	292,093	69,477
Coinbase Global, Inc. (a)	670,394	127,281
Goldman Sachs Group, Inc.	672,698	222,058
Intercontinental Exchange, Inc.	622,282	82,216
Morgan Stanley	9,274,803	810,618
MSCI, Inc.	405,112	203,723
		2,258,588
Consumer Finance - 0.3%
American Express Co.	584,768	109,352
Capital One Financial Corp.	1,921,555	252,281
		361,633
Diversified Financial Services - 8.0%
Berkshire Hathaway, Inc. Class A (a)(b)	18,936	10,015,648
Rapyd Financial Network 2016 Ltd. (c)(d)	340,545	42,715
		10,058,363
Insurance - 1.9%
Admiral Group PLC	7,296,121	245,652
American International Group, Inc.	7,163,677	449,664
Aon PLC	84,460	27,503
Arthur J. Gallagher & Co.	750,245	130,993
Brookfield Asset Management Reinsurance Partners Ltd.	7,708	440
Chubb Ltd.	2,459,027	525,986
Fairfax Financial Holdings Ltd. (sub. vtg.)	142,429	77,703
Hartford Financial Services Group, Inc.	1,733,050	124,450
Intact Financial Corp.	595,930	88,054
Marsh & McLennan Companies, Inc.	258,466	44,048
Progressive Corp.	3,079,940	351,082
The Travelers Companies, Inc.	2,121,179	387,603
		2,453,178
TOTAL FINANCIALS		19,167,282
HEALTH CARE - 12.8%
Biotechnology - 2.7%
AbbVie, Inc.	3,441,954	557,975
Alnylam Pharmaceuticals, Inc. (a)	134,900	22,028
BioCryst Pharmaceuticals, Inc. (a)	277,974	4,520
Biohaven Pharmaceutical Holding Co. Ltd. (a)	49,851	5,911
BioNTech SE ADR (a)	77,200	13,167
Galapagos NV sponsored ADR (a)	904,155	56,076
Horizon Therapeutics PLC (a)	3,988,243	419,603
Idorsia Ltd. (a)(b)	1,299,649	25,921
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	105,983	0
Intellia Therapeutics, Inc. (a)	274,578	19,954
Regeneron Pharmaceuticals, Inc. (a)	2,287,900	1,597,915
Vertex Pharmaceuticals, Inc. (a)	2,302,378	600,852
Zai Lab Ltd. (a)	3,681,870	16,762
		3,340,684
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	1,288,688	152,529
DexCom, Inc. (a)	12,856	6,577
Edwards Lifesciences Corp. (a)	2,219,197	261,244
Envista Holdings Corp. (a)	1,334,304	64,994
Figs, Inc. Class A (a)	4,136,052	89,008
Intuitive Surgical, Inc. (a)	1,847,191	557,261
Sonova Holding AG	304,293	127,638
		1,259,251
Health Care Providers & Services - 5.1%
23andMe Holding Co. Class B (e)	11,320,291	43,357
AmerisourceBergen Corp.	856,348	132,486
Anthem, Inc.	426,475	209,493
Cano Health, Inc. (a)	2,606,709	16,553
Centene Corp. (a)	319,612	26,908
CVS Health Corp.	285,999	28,946
dentalcorp Holdings Ltd. (a)	3,320,279	40,343
Guardant Health, Inc. (a)	566,182	37,504
HCA Holdings, Inc.	1,403,355	351,709
Henry Schein, Inc. (a)	386,364	33,687
McKesson Corp.	84,282	25,801
Molina Healthcare, Inc. (a)	114,668	38,252
Option Care Health, Inc. (a)	3,230,531	92,264
P3 Health Partners, Inc. (c)(f)	2,735,364	21,391
UnitedHealth Group, Inc.	10,544,214	5,377,233
		6,475,927
Health Care Technology - 0.0%
Doximity, Inc.	1,015,767	52,911
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	5,855	3,298
Danaher Corp.	2,733,712	801,880
Eurofins Scientific SA	497,276	49,461
IQVIA Holdings, Inc. (a)	45,691	10,564
Mettler-Toledo International, Inc. (a)	320,881	440,631
Thermo Fisher Scientific, Inc.	535,632	316,371
Veterinary Emergency Group LLC Class A (c)(d)(g)	1,029,105	53,898
Waters Corp. (a)	220,033	68,296
West Pharmaceutical Services, Inc.	52,735	21,659
		1,766,058
Pharmaceuticals - 2.6%
AstraZeneca PLC sponsored ADR	576,000	38,212
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	606,640	21,400
Bristol-Myers Squibb Co.	3,548,593	259,154
Eli Lilly & Co.	6,491,671	1,859,020
Intra-Cellular Therapies, Inc. (a)	445,861	27,282
Johnson & Johnson	770,794	136,608
Merck & Co., Inc.	1,030,053	84,516
Nuvation Bio, Inc. (a)(b)	10,585,078	55,678
Pfizer, Inc.	3,096,798	160,321
Roche Holding AG (participation certificate)	361,732	143,124
Royalty Pharma PLC	4,436,908	172,862
UCB SA	219,696	26,358
Zoetis, Inc. Class A	1,323,509	249,601
		3,234,136
TOTAL HEALTH CARE		16,128,967
INDUSTRIALS - 3.5%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	460,873	203,429
Northrop Grumman Corp.	735,104	328,753
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	3,476,480	194,683
Class C (a)(c)(d)	129,910	7,275
TransDigm Group, Inc. (a)	58,121	37,868
		772,008
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	5,244,125	1,124,655
Zipline International, Inc. (c)(d)	515,816	18,569
		1,143,224
Airlines - 0.0%
Joby Aviation, Inc. (a)	1,388,830	9,194
Building Products - 0.4%
Carrier Global Corp.	1,525,845	69,991
Fortune Brands Home & Security, Inc.	3,118,960	231,676
Toto Ltd.	3,120,005	125,301
		426,968
Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (a)	1,530,225	8,554
Cintas Corp.	283,154	120,451
Clean TeQ Water Pty Ltd. (a)(b)	2,153,573	970
GFL Environmental, Inc. (b)	635,001	20,663
TulCo LLC (a)(c)(d)(g)	140,771	83,694
ZenPayroll, Inc. (c)(d)	289,200	8,916
		243,248
Industrial Conglomerates - 0.5%
General Electric Co.	6,345,180	580,584
Roper Technologies, Inc.	26,900	12,703
		593,287
Machinery - 0.3%
AutoStore Holdings Ltd.	1,288,800	4,718
Deere & Co.	592,924	246,336
Ingersoll Rand, Inc.	1,836,881	92,487
Otis Worldwide Corp.	205,286	15,797
PACCAR, Inc.	395,217	34,807
		394,145
Professional Services - 0.0%
Verisk Analytics, Inc.	60,600	13,007
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	1,991,549	164,371
J.B. Hunt Transport Services, Inc.	857,544	172,186
Old Dominion Freight Lines, Inc.	360,462	107,663
Union Pacific Corp.	999,651	273,115
		717,335
Trading Companies & Distributors - 0.0%
Ferguson PLC	278,134	37,925
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(d)	5,594,700	43,271
TOTAL INDUSTRIALS		4,393,612
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	885,090	123,010
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	21,685,299	1,633,987
CDW Corp.	462,672	82,767
Keysight Technologies, Inc. (a)	350,688	55,398
Samsung SDI Co. Ltd.	29,204	14,182
		1,786,334
IT Services - 3.8%
Accenture PLC Class A	3,387,150	1,142,249
Adyen BV (a)(e)	123,072	243,768
Affirm Holdings, Inc. (a)(b)	285,197	13,199
ASAC II LP (a)(c)(d)	39,494,500	6,635
Cloudflare, Inc. (a)	5,058,718	605,529
Cognizant Technology Solutions Corp. Class A	1,733,854	155,475
MasterCard, Inc. Class A	948,842	339,097
MongoDB, Inc. Class A (a)	817,048	362,434
Okta, Inc. (a)	997	151
PayPal Holdings, Inc. (a)	1,040,762	120,364
Shopify, Inc. Class A (a)	298,958	202,184
Snowflake, Inc. (a)	997	228
Visa, Inc. Class A (b)	7,514,137	1,666,410
		4,857,723
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (a)	9,110,771	996,172
Analog Devices, Inc.	1,186,906	196,053
Applied Materials, Inc.	1,438,482	189,592
Broadcom, Inc.	198,693	125,113
Lam Research Corp.	406,484	218,530
Lattice Semiconductor Corp. (a)	772,006	47,054
Marvell Technology, Inc.	4,651,941	333,591
Micron Technology, Inc.	156,300	12,174
Monolithic Power Systems, Inc.	56,071	27,233
NVIDIA Corp.	14,818,298	4,043,321
onsemi (a)	3,626,211	227,037
Qualcomm, Inc.	9,740,880	1,488,601
Semtech Corp. (a)	334,606	23,202
Silergy Corp.	79,000	9,269
SiTime Corp. (a)	43,592	10,803
Synaptics, Inc. (a)(f)	2,248,126	448,501
		8,396,246
Software - 11.3%
Adobe, Inc. (a)	3,465,387	1,578,900
Atlassian Corp. PLC (a)	1,983,250	582,738
Bill.Com Holdings, Inc. (a)	234,927	53,279
Cadence Design Systems, Inc. (a)	856,008	140,779
Check Point Software Technologies Ltd. (a)	427,706	59,135
Clear Secure, Inc. (b)	723,609	19,451
Confluent, Inc.	301,700	12,370
Datadog, Inc. Class A (a)	1,791,926	271,423
Dynatrace, Inc. (a)	508,656	23,958
Epic Games, Inc. (a)(c)(d)	123,700	87,102
Fortinet, Inc. (a)	207,634	70,957
HubSpot, Inc. (a)	6,689	3,177
Intuit, Inc.	788,839	379,305
KnowBe4, Inc. (a)	1,732,956	39,893
Microsoft Corp.	26,741,722	8,244,740
Monday.com Ltd. (b)	45,102	7,129
Palo Alto Networks, Inc. (a)	155,606	96,866
Qualtrics International, Inc. (a)	363,172	10,369
Salesforce.com, Inc. (a)	11,391,019	2,418,541
SentinelOne, Inc. (b)	308,781	11,962
ServiceNow, Inc. (a)	110,049	61,285
Stripe, Inc. Class B (a)(c)(d)	455,600	16,839
Tanium, Inc. Class B (a)(c)(d)	6,742,751	83,678
Tenable Holdings, Inc. (a)	62,232	3,596
		14,277,472
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	30,850,348	5,386,779
Dell Technologies, Inc.	2,688,197	134,921
		5,521,700
TOTAL INFORMATION TECHNOLOGY		34,962,485
MATERIALS - 3.1%
Chemicals - 0.5%
CF Industries Holdings, Inc.	1,045,010	107,699
Corteva, Inc.	210,100	12,077
Nutrien Ltd.	610,428	63,478
Sherwin-Williams Co.	1,307,376	326,347
The Mosaic Co.	594,433	39,530
Westlake Corp.	531,730	65,615
		614,746
Metals & Mining - 2.6%
Agnico Eagle Mines Ltd. (Canada)	191,100	11,694
ArcelorMittal SA Class A unit GDR	377,300	12,077
B2Gold Corp.	43,653,482	200,433
Barrick Gold Corp. (Canada)	10,213,332	250,483
Cleveland-Cliffs, Inc. (a)	4,130,240	133,035
First Quantum Minerals Ltd.	145,139	5,025
Franco-Nevada Corp.	4,025,067	640,521
Freeport-McMoRan, Inc.	12,684,776	630,941
Glencore Xstrata PLC	5,749,300	37,409
Ivanhoe Electric, Inc. (c)(d)	14,154,085	11,748
Ivanhoe Mines Ltd. (a)	41,059,927	382,961
Ivanhoe Mines Ltd. (a)(e)	11,924,516	111,219
MP Materials Corp. (a)	139,692	8,010
Newmont Corp.	2,732,825	217,123
Novagold Resources, Inc. (a)	7,148,852	55,068
Nucor Corp.	3,135,436	466,083
Steel Dynamics, Inc.	2,179,652	181,848
Stelco Holdings, Inc.	477,747	19,868
Sunrise Energy Metals Ltd. (a)	4,307,149	7,905
		3,383,451
TOTAL MATERIALS		3,998,197
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	2,139,853	60,365
Prologis (REIT), Inc.	1,546,325	249,701
Welltower, Inc.	259,700	24,968
		335,034
UTILITIES - 0.1%
Electric Utilities - 0.1%
Constellation Energy Corp.	376,333	21,169
Exelon Corp.	626,507	29,841
NextEra Energy, Inc.	627,594	53,163
Southern Co.	343,300	24,893
		129,066
TOTAL COMMON STOCKS (Cost $44,000,541)		121,835,324

Preferred Stocks - 1.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.1%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(c)(d)	165,300	10,215
Series F(c)(d)	878,650	54,296
		64,511
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	337,463	3,234
Series C(a)(c)(d)	1,327,879	12,726
Series D(c)(d)	2,329,100	22,322
		38,282
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(d)	15,500	8,535

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(c)(d)	55,517	22,590
Series H(c)(d)	69,898	28,442
		51,032
TOTAL CONSUMER DISCRETIONARY		97,849

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	226,491	10,817

FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (c)(d)	379,681	8,019

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	3,224,900	11,639
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	2,100,446	0
		11,639
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(c)(d)	35,877,127	1,166
Lyra Health, Inc.:
Series E(a)(c)(d)	1,478,100	26,946
Series F(c)(d)	69,520	1,267
Somatus, Inc. Series E (c)(d)	15,253	13,310
		42,689
TOTAL HEALTH CARE		54,328

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.5%
Relativity Space, Inc.:
Series D(a)(c)(d)	1,673,085	30,049
Series E(c)(d)	436,722	9,197
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	558,215	312,600
Series H(a)(c)(d)	120,282	67,358
Series N(a)(c)(d)	428,458	239,936
		659,140
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	1,317,166	47,418

Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D(a)(c)(d)	2,436,137	75,106
Series E(c)(d)	167,099	5,152
		80,258
TOTAL INDUSTRIALS		786,816

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	653,587	96,241

Software - 0.1%
ASAPP, Inc. Series C (c)(d)	1,300,504	5,358
Carbon, Inc.:
Series D(a)(c)(d)	915,425	14,363
Series E(a)(c)(d)	81,735	1,506
Delphix Corp. Series D (a)(c)(d)	3,712,687	28,402
Nuro, Inc.:
Series C(a)(c)(d)	3,293,118	68,647
Series D(c)(d)	643,113	13,406
Stripe, Inc. Series H (c)(d)	190,300	7,033
Tenstorrent, Inc. Series C1 (c)(d)	200,200	15,023
		153,738
TOTAL INFORMATION TECHNOLOGY		249,979

MATERIALS - 0.1%
Metals & Mining - 0.1%
High Power Exploration, Inc. Series A (a)(c)(d)	14,154,085	62,844

TOTAL CONVERTIBLE PREFERRED STOCKS		1,335,163
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	1,059,433	24,372

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	7,747,799	114,667

TOTAL NONCONVERTIBLE PREFERRED STOCKS		139,039
TOTAL PREFERRED STOCKS (Cost $940,197)		1,474,202

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (c)(d)	9,273	0
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	11,130	11,130
TOTAL PREFERRED SECURITIES (Cost $20,403)		11,130

Money Market Funds - 2.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.31% (j)	2,875,100,251	2,875,675
Fidelity Securities Lending Cash Central Fund 0.31% (j)(k)	493,350,714	493,400
TOTAL MONEY MARKET FUNDS (Cost $3,369,074)		3,369,075

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $48,330,215)	126,689,731
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(368,539)
NET ASSETS - 100.0%	126,321,192

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,350,115,000 or 1.9% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $518,258,000 or 0.4% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918
ASAC II LP	10/10/13	3,041
ASAPP, Inc. Series C	4/30/21	8,580
Bowery Farming, Inc. Series C1	5/18/21	13,646
ByteDance Ltd. Series E1	11/18/20	71,616
Carbon, Inc. Series D	12/15/17	21,376
Carbon, Inc. Series E	3/22/19	2,288
Circle Internet Financial Ltd. Series E	5/11/21	17,195
Delhivery Private Ltd.	5/20/21	27,309
Delphix Corp. Series D	7/10/15	33,414
Discord, Inc. Series I	9/15/21	8,535
ElevateBio LLC Series C	3/09/21	13,528
Epic Games, Inc.	7/13/20 - 7/30/20	71,128
Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369
Get Heal, Inc. Series B	11/07/16	10,944
GoBrands, Inc. Series G	3/02/21	13,864
GoBrands, Inc. Series H	7/22/21	27,155
High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592
Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629
Intarcia Therapeutics, Inc. 6% 7/18/22	1/03/20	9,273
Ivanhoe Electric, Inc.	4/30/21	11,748
Lyra Health, Inc. Series E	1/14/21	13,534
Lyra Health, Inc. Series F	6/04/21	1,092
Nuro, Inc. Series C	10/30/20	42,990
Nuro, Inc. Series D	10/29/21	13,406
P3 Health Partners, Inc.	5/25/21	27,354
Rad Power Bikes, Inc.	1/21/21	12,486
Rad Power Bikes, Inc. Series A	1/21/21	1,628
Rad Power Bikes, Inc. Series C	1/21/21	6,405
Rad Power Bikes, Inc. Series D	9/17/21	22,322
Rapyd Financial Network 2016 Ltd.	3/30/21	25,000
Reddit, Inc. Series E	5/18/21	7,021
Reddit, Inc. Series F	8/11/21	54,296
Relativity Space, Inc. Series D	11/20/20	24,974
Relativity Space, Inc. Series E	5/27/21	9,973
Somatus, Inc. Series E	1/31/22	13,310
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	52,558
Space Exploration Technologies Corp. Class C	9/11/17	1,754
Space Exploration Technologies Corp. Series G	1/20/15	43,239
Space Exploration Technologies Corp. Series H	8/04/17	16,238
Space Exploration Technologies Corp. Series N	8/04/20	115,684
Starling Bank Ltd. Series D	6/18/21	41,617
Stripe, Inc. Class B	5/18/21	18,282
Stripe, Inc. Series H	3/15/21	7,636
Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901
Tenstorrent, Inc. Series C1	4/23/21	11,903
Tenstorrent, Inc. 0%	4/23/21	11,130
TulCo LLC	8/24/17 - 9/07/18	50,089
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	39,451
ZenPayroll, Inc.	10/01/21	8,326
ZenPayroll, Inc. Series D	7/16/19	32,431
ZenPayroll, Inc. Series E	7/13/21	5,079
Zipline International, Inc.	10/12/21	18,569
Zipline International, Inc. Series E	12/21/20	42,978
Zomato Ltd.	12/09/20 - 2/05/21	22,002

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	1,364,187	5,068,831	3,557,343	815	-	-	2,875,675	5.5%
Fidelity Securities Lending Cash Central Fund 0.31%	435,183	1,042,447	984,230	384	-	-	493,400	1.1%
Total	1,799,370	6,111,278	4,541,573	1,199	-	-	3,369,075

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
P3 Health Partners, Inc.	18,294	-	-	-	-	3,097	21,391
Synaptics, Inc.	696,243	-	33,121	-	849	(215,470)	448,501
Total	714,537	-	33,121	-	849	(212,373)	469,892

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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